CHARLENE GRANT

Assistant Vice President

Insurance Counsel

Law Department

Telephone (949) 219-7286

Fax (949) 219-3706

Charlene.Grant@pacificlife.com

February 7, 2014

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Post-Effective Amendment No. 9 to the Registration Statement for Pacific Select
Survivorship VUL and Pacific Select Excel Survivorship VUL Flexible Premium Life
Insurance Policies (333-153022) funded by the Pacific Select Exec Separate Account
(File Number 811-05563) of Pacific Life Insurance Company;

Request for Selective Review

On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No. 9 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to variable life insurance policies, designated as the Pacific Select Survivorship VUL (“PS SVUL”) and Pacific Select Excel Survivorship VUL (“PSE SVUL”) Policies which are funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”).

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984)”.

The purpose of this filing is to register interests under PS SVUL and PSE SVUL. PS SVUL and PSE SVUL are “enhanced” versions of the Pacific Select Estate Preserver VI (“SEP VI”) (333-153022) policy currently offered through the Separate Account. Pacific Life intends to offer PS SVUL and PSE SVUL while it continues to offer SEP VI in those states in which it continues to seek approval of PS SVUL, PSE SVUL and the Flexible Duration No-Lapse Guarantee Rider from state insurance departments and certain distribution channels. In accordance with the Letter to Registrants from Brenda D. Sneed, Assistant Director, Office of Insurance Products (dated November 3, 1995), the SEC staff has permitted multiple prospectuses to be included in a single registration statement in these instances.

PS SVUL and PSE SVUL are products with a general design based on, and similar to, SEP VI offered by Pacific Life as disclosed in the prospectuses for each of those three products. The staff previously reviewed the PS SVUL and PSE SVUL disclosure in connection with its review of SEP VI (filed on August 14, 2008) and in connection with its review of the Pacific Select VUL prospectus (File No. 333-150092; filed October 19, 2012 and May 30, 2103). All previously filed prospectuses are collectively referred to as “Prior Filings”.

The difference between PS SVUL and PSE SVUL is disclosure pertaining to the Indexed Fixed Account which will be available with PS SVUL but will not be available with PSE SVUL. In addition, PSE SVUL is only available to certain distribution channels.

By copy of this letter, we are sending an electronic copy of the PS SVUL and PSE SVUL prospectuses and Statements of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings.

The prospectus disclosure included in PS SVUL and PSE SVUL differs materially from the Prior Filings as follows:

1.	Has a lower minimum issue Age of 18.

2.	The Estate Preservation Rider now has a charge.

3.	The following new optional benefit riders have been added;

a.	Conversion Rider; and

b.	Flexible Duration No-Lapse Guarantee Rider.

4.	The following optional benefit riders have been revised to include survivorship language;

a.	Annual Renewable Term Rider-Last Survivor;

b.	Premier Living Benefit Rider-Last Survivor;

c.	Terminal Illness Rider-Last Survivor; and

d.	Varying Increase Rider-Last Survivor.

5.	Has a two part persistency credit.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,

/s/ Charlene Grant

Charlene Grant